Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Service Agreements
Related Party Transactions
Sales of goods and services	€ 1,364	€ 3,055
Purchases of goods and services	28,905	22,625
Balances
Accounts receivable	32,804		€ 52,041
Accounts payable	8,909		16,077
Accrued expenses	15,754		5,172
Products
Related Party Transactions
Sales of goods and services	18,772	18,335
Purchases of goods and services	103,026	117,656
Balances
Accounts receivable	17,443		23,535
Accounts payable	74,675		76,988
Fresenius SE | Service Agreements
Related Party Transactions
Sales of goods and services		35
Purchases of goods and services	5,289	8,067
Balances
Accounts receivable	1,472		10
Accounts payable	395		1,778
Fresenius SE affiliates | Service Agreements
Related Party Transactions
Sales of goods and services	155	1,942
Purchases of goods and services	23,616	14,558
Balances
Accounts receivable	2,512		589
Accounts payable	8,514		14,299
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	18,772	18,335
Purchases of goods and services	6,643	6,492
Balances
Accounts receivable	17,443		23,535
Accounts payable	5,474		9,585
Fresenius SE affiliates | Products | Increase (decrease) due to correction of error
Related Party Transactions
Purchases of goods and services		(4,246)
Equity method investees | Service Agreements
Related Party Transactions
Sales of goods and services	1,209	1,078
Balances
Accounts receivable	28,820		51,442
Equity method investees | Service Agreements | Increase (decrease) due to correction of error
Related Party Transactions
Sales of goods and services		6,539
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	96,383	111,164
Balances
Accounts payable	€ 69,201		€ 67,403
Equity method investees | Products | Increase (decrease) due to correction of error
Related Party Transactions
Purchases of goods and services		€ 23,873